PRINCIPAL ACTIVITIES AND ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of principal subsidiaries
As of December 31, 2022, the Company’s principal subsidiaries are as follows:

Subsidiaries	Place of incorporation	Date of incorporation or acquisition	Percentage of direct or indirect	Principal activities

Yunji Holding Limited	Hong Kong	December 20, 2017	100%	Investment holding
Zhejiang Youji Supply Chain Management Co., Ltd.	Hangzhou	November 30, 2016	100%	Procurement
Zhejiang Jiyuan Network Technology Co., Ltd.	Hangzhou	August 14, 2018	100%	Sales of merchandise
Zhejiang Zhelue Network Technology Co., Ltd.	Hangzhou	May 23, 2016	100%	Sales of merchandise
Hangzhou Jichuang Network Technology Co., Ltd.	Hangzhou	May 23, 2016	100%	Investment holding
Yunji Hongkong Limited	Hong Kong	August 25, 2015	100%	Sales of merchandise
Hangzhou Yunchuang Sharing Network Technology Co., Ltd.	Hangzhou	June 13, 2018	100%	Investment holding
Desking technology (HK) Co., Limited	Hong Kong	July 26, 2016	100%	Investment holding and Financing solution
Jironghuishang Commercial Factoring (Tianjin) Co., Ltd.	Tianjin	October 16, 2018	100%	Financing solution
Zhejiang Yunxuan Supply Chain Management Co., Ltd.	Hangzhou	August 9, 2018	100%	Procurement

Schedule of variable interest entities
As of December 31, 2022, the Company’s principal consolidated VIEs and VIE’s subsidiaries are as follows:

	Place of incorporation	Date of incorporation or acquisition	Percentage of direct or indirect	Principal activities

VIEs and VIE subsidiaries
Yunji Sharing Technology Co., Ltd.	Hangzhou	March 5,2018	100%	Investment holding
Zhejiang Yunji Preferred E-Commerce Co., Ltd.	Hangzhou	June 13, 2018	100%	Investment holding
Zhejiang Jishang Preferred E-Commerce Co., Ltd.	Hangzhou	April 22, 2016	100%	Procurement
Zhejiang Jixiang E-commerce Co., Ltd. (“Jixiang”)	Hangzhou	August 14, 2018	100%	E-Commerce
Hangzhou Fengjing Network Technology Co., Ltd.	Hangzhou	December 18, 2020	100%	Investment holding
Ningbo Meishan Bonded Port Area Jichuang Taihong Venture Capital Partnership (LP) (“Jichuang Taihong”)	Ningbo	January 15, 2019	99.75%	Investment holding
Hangzhou Heyi e-commerce Co., Ltd.	Hangzhou	August 5, 2020	100%	E-Commerce
Anhui Yunhe Network Technology Co., Ltd. (“Yunhe”)	Hefei	March 28, 2019	100%	Customer service and Procurement
Hangzhou Jiweixiang Food Co., Ltd.	Hangzhou	May 8, 2020	100%	Distribution sales

Condensed Balance Sheet	The following disclosures present the operations and financial positions of the businesses that currently constitute the VIE entities as of and for the respective periods.):

	As of December 31,
	2021	2022
	RMB	RMB
Cash and cash equivalents	70,599	114,265
Restricted cash	62,243	42,109
Accounts receivable, net	4,028	23,683
Advance to suppliers	10,801	5,434
Inventories, net	1,694	2,635
Amounts due from the Group companies (1)	520,888	719,655
Amounts due from related parties	1,178	46
Prepaid expense and other current assets	158,148	81,307
Property, equipment and software, net	11,191	4,546
Long-term investments	215,293	214,450
Operating lease right-of-use assets	3,852	—
Deferred tax assets	4,463	—
Other non-current assets	13,182	6,417

Total assets	1,077,560	1,214,547

Accounts payable	121,347	71,007
Deferred revenue	21,058	16,398
Incentive payables to members	6,085	207,331
Members management fee payable	7,328	4,997
Other payable and accrued liabilities	156,509	91,469
Amounts due to the Group companies (2)	793,245	900,852
Amounts due to related parties	11,804	8,083
Operating lease liabilities, current	2,768	—
Operating lease liabilities, non-current	1,403	—

Total liabilities (3)	1,121,547	1,300,137

Condensed financial statements

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Revenues:
Third-party revenues	1,351,842	513,299	349,259
Intra-Group revenue	1,770,244	501,168	229,562

Total revenues	3,122,086	1,014,467	578,821
Operating cost and expenses:
Third-party operating cost and expenses	(2,566,806)	(906,559)	(478,245)
Intra-Group operating cost and expenses	(565,409)	(118,456)	(178,573)

Total operating cost and expenses	(3,132,215)	(1,025,015)	(656,818)
Net income/(loss)	6,826	164,950	(75,329)
Net cash provided by transactions with external parties	2,426,562	539,673	651,432
Net cash used in transactions with intra-Group entities	(2,365,128)	(497,190)	(698,690)

Net cash generated by/(used in) operating activities	61,434	42,483	(47,258)
Net cash (used in)/ provided by transactions with external parties	(18,347)	8,102	5,216
Net cash (used in)/generated by transactions with intra-Group entities	—	(180,000)	60,000

Net cash (used in)/generated by investing activities	(18,347)	(171,898)	65,216
Net cash provided by/(used in) transactions with external parties	2,300	(1,198)	197
Net cash provided by transactions with intra-Group entities	—	—	4,250

Net cash generated by/(used in) financing activities	2,300	(1,198)	4,447
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(1,161)	(383)	1,127

Net increase/(decrease) in cash, cash equivalents and restricted cash	44,226	(130,996)	23,532
Cash, cash equivalents and restricted cash at beginning of year	219,612	263,838	132,842

Cash, cash equivalents and restricted cash at end of year	263,838	132,842	156,374